SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS:

                              -------------------




Cash Account Trust                       DWS Money Market Prime Series
   Government & Agency Securities
        Portfolio                        DWS Money Market Series
   Money Market Portfolio
   Tax-Exempt Portfolio                  Investors Cash Trust
                                            Treasury Portfolio
Cash Management Fund Institutional
                                         NY Tax Free Money Fund
Cash Reserve Fund, Inc.
   Prime Series                          Tax-Exempt California Money Market Fund

Cash Reserves Fund Institutional         Tax Free Money Fund Investment



The following information replaces similar disclosure in the "Other Policies" or "Other Policies and Risks" section of each fund's/portfolio's prospectuses:

A complete list of the fund's portfolio holdings is posted as of each month end on or after the 14th day of the following month on www.moneyfunds.deam-us.db.com (the Web site does not form a part of this prospectus) for the following funds/classes:


  Fund                                  Class
--------------------------------------------------------------------------------
  Government & Agency Securities        DWS Government Cash Institutional
  Portfolio                             Shares
                                        Government Cash Managed Shares
--------------------------------------------------------------------------------
  Money Market Portfolio                Institutional Money Market Shares
--------------------------------------------------------------------------------
  Tax-Exempt Portfolio                  DWS Tax-Exempt Cash Institutional
                                        Shares
                                        Tax-Exempt Cash Managed Shares
--------------------------------------------------------------------------------
  Cash Management Fund                  --
  Institutional
--------------------------------------------------------------------------------
  Prime Series                          Prime Shares
--------------------------------------------------------------------------------
  Cash Reserves Fund Institutional      --
--------------------------------------------------------------------------------
  DWS Money Market Series               Institutional Shares
                                        Managed Shares
--------------------------------------------------------------------------------
  Treasury Portfolio                    Institutional Shares
--------------------------------------------------------------------------------

or on www.dws-scudder.com (the Web site does not form a part of this prospectus) for the following funds/classes:


  Fund                                  Class
--------------------------------------------------------------------------------
  Government & Agency Securities        Premier Money Market Shares
  Portfolio                             Service Shares
                                        Davidson Cash Equivalent Shares
                                        Davidson Cash Equivalent Plus Shares
                                        Capital Assets Funds Shares
                                        DWS Government & Agency Money Fund
--------------------------------------------------------------------------------
  Money Market Portfolio                Institutional Select Money Market
                                        Shares
                                        Premier Money Market Shares
                                        Premium Reserve Money Market Shares
                                        Service Shares
                                        Davidson Cash Equivalent Shares
                                        Davidson Cash Equivalent Plus Shares
                                        Capital Assets Funds Shares
                                        Capital Assets Funds Preferred Shares
--------------------------------------------------------------------------------



November 13, 2007

  Fund                                  Class
--------------------------------------------------------------------------------
  Tax-Exempt Portfolio                  Premier Money Market Shares
                                        Davidson Cash Equivalent Shares
                                        Capital Assets Funds Shares
                                        Service Shares
                                        Tax-Free Investment Class
                                        DWS Tax-Exempt Money Fund
                                        DWS Tax-Free Money Fund Class S
--------------------------------------------------------------------------------
  Prime Series                          Prime Institutional Shares
--------------------------------------------------------------------------------
  DWS Money Market Prime Series         DWS Money Market Fund
                                        DWS Cash Investment Trust Class A
                                        DWS Cash Investment Trust Class B
                                        DWS Cash Investment Trust Class C
                                        DWS Cash Investment Trust Class S
--------------------------------------------------------------------------------
  DWS Money Market Series               Premium Class S Shares
                                        Prime Reserve Class S Shares
--------------------------------------------------------------------------------
  Treasury Portfolio                    Investment Class
                                        DWS U.S. Treasury Money Fund Class S
                                        Premier Money Market Shares
--------------------------------------------------------------------------------
  NY Tax Free Money Fund                Investment Class
                                        Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------
  Tax-Exempt California Money           --
  Market Fund
--------------------------------------------------------------------------------
  Tax Free Money Fund Investment        --
--------------------------------------------------------------------------------

This posted information generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.






















               Please Retain This Supplement for Future Reference


November 13, 2007